Assets held for sale and liabilities of disposal groups held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Disposal Groups [Abstract]
Held for sale

Held for sale at 31 December
	2023	2022
	£m	£m
Held for sale at 31 Dec
Disposal groups	21,792	23,179
Unallocated impairment losses[1]	(1,548)	(1,978)
Non-current assets held for sale	124	13
Assets held for sale	20,368	21,214
Liabilities of disposal groups held for sale	20,684	24,711
1    This represents impairment losses in excess of the carrying amount on the non-current assets, excluded from the measurement scope of IFRS 5.
31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	France retail banking operations	Other[1]	Total
	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks [2]	177	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	38	—	38
Loans and advances to banks [2]	8,103	—	8,103
Loans and advances to customers	13,255	90	13,345
Reverse repurchase agreements	—	—	—
Financial investments [3]	25	—	25
Prepayments, accrued income and other assets	103	1	104
Total Assets at 31 Dec 2023	21,701	91	21,792

Liabilities of disposal groups held for sale
Customer accounts	17,492	95	17,587
Financial liabilities designated at fair value	1,858	—	1,858
Debt securities in issue	1,080	—	1,080
Liabilities under insurance contracts	—	—	—
Accruals, deferred income and other liabilities	159	—	159
Total Liabilities at 31 Dec 2023	20,589	95	20,684
Expected date of completion	1 January 2024	Second Half of 2024
Operating segment	WPB	CMB, GBM
1    Includes planned transfer of hedge fund administration services.
2    Under the financial terms of the sale of our retail banking operations in France, HSBC Continental Europe will transfer the business with a net asset value of €1.7bn (£1.4bn) for a consideration of €1. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2023, HSBC would be expected to include a cash contribution of £8.6bn, of which £8.3bn was reclassified as held for sale at 31 December 2023 (‘Loans and advances to banks’, £8.1bn, ‘Cash and balances at central bank’, £0.2bn).
3    Includes financial investments measured at fair value through other comprehensive income of £21.7m and debt instruments measured at amortised cost of £3.8m.

	France retail banking operations	Branch operations in Greece	Business in Russia	Total
	£m	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks	60	1,502	—	1,562
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	39	—	—	39
Loans and advances to banks	—	25	102	127
Loans and advances to customers	20,776	291	—	21,067
Reverse repurchase agreements	—	—	208	208
Financial investments	—	66	22	88
Prepayments, accrued income and other assets	63	4	21	88
Total Assets at 31 Dec 2022	20,938	1,888	353	23,179

Liabilities of disposal groups held for sale
Customer accounts	18,551	1,900	27	20,478
Financial liabilities designated at fair value	2,925	—	—	2,925
Debt securities in issue	1,100	—	—	1,100
Accruals, deferred income and other liabilities	138	52	18	208
Total Liabilities at 31 Dec 2022	22,714	1,952	45	24,711
Operating segment	WPB	All global businesses	CMB, GBM